Consolidated Statement of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Sales	$ 32,981,506	$ 13,087,222	$ 79,733,568	$ 29,000,730
Cost of sales	24,035,257	9,400,591	57,171,721	22,556,172
Gross profit	8,946,249	3,686,631	22,561,847	6,444,558
Operating expenses:
Store operations	3,638,685	1,957,790	10,095,422	5,202,330
General and administrative	1,152,577	493,096	3,172,019	1,603,421
Share based compensation	4,115,068	80,278	2,490,535	1,895,219
Depreciation and amortization	359,142	146,624	1,044,553	351,070
Salaries and related expenses	1,797,760	659,332	3,619,197	1,648,166
Total operating expenses	11,063,232	3,337,120	20,421,726	10,700,206
(Loss) income from operations	(2,116,983)	349,511	2,140,121	(4,255,648)
Other income (expense):
Miscellaneous income (expense)			(4,545)	115,875
Interest expense	(7,181)	(131,637)	(45,191)	(23,565)
Interest income	24,842	18,833	144,725	79,184
Amortization of debt discount			(356,306)	(989,601)
Other income (loss)	5,804	(7,286)
Total non-operating income (expense), net	23,465	(120,090)	(261,317)	(818,107)
Net (loss) income	$ (2,093,518)	$ 229,421	$ 1,878,804	$ (5,073,755)
Net (loss) income per shares, basic	$ (0.055)	$ 0.01	$ 0.06	$ (0.22)
Net (loss) income per shares, diluted	$ (0.055)	$ 0.01	$ 0.05	$ (0.22)
Weighted average shares outstanding, basic	37,823,304	28,437,132	32,833,594	23,492,650
Weighted average shares outstanding, diluted	37,823,304	34,263,302	39,228,696	23,492,650